Employee and contractor expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee and contractor expenses
Salaries and wages and employee benefits	$ 14,575,551	$ 11,060,315	$ 10,985,999
Contract labour	9,550,731	9,818,222	7,760,273
Stock-based compensation	8,495,189	725,316	195,113
Other staff expense	982,219	1,078,346	568,357
Total	$ 33,603,690	$ 22,682,199	$ 19,509,742